CONCENTRATION OF CREDIT RISK	9 Months Ended	12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011
CONCENTRATION OF CREDIT RISK [Abstract]
CONCENTRATION OF CREDIT RISK

NOTE 6 - CONCENTRATION OF CREDIT RISK

Bank Balances

The Company maintains cash in financial institutions insured by the Federal Deposit Insurance Corporation ("FDIC"), including non-interest bearing transaction account deposits protected in full in accordance with the Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act"). At June 30, 2012 all of the Company's cash balances were fully insured. The Company has not experienced any losses in such accounts.

NOTE 10 - CONCENTRATION OF CREDIT RISK

Bank Balances

The Company is subject to concentrations of credit risk primarily from cash. At September 30, 2011, the FDIC insured deposits up to $250,000. At September 30, 2011, the Company's bank balances did not exceed the FDIC insurance limit. While the Company periodically evaluates the credit quality of the financial institutions in which it holds deposits, it cannot reasonably alleviate the risk associated with the sudden possible failure of such financial institutions.

Major Customers

Sales to 5 customers represented approximately 90% of total sales for the year ended September 30, 2011. As of September 30, 2011 approximately 84% of our accounts receivable was due from one customer. Sales to eight customers represented approximately 89% in 2010.